Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	6 Months Ended
	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Voting Rights		Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.
Preference shares [member]
Disclosure of transactions between related parties [line items]
Par value per share		$ 0.001	$ 0.001
Preference shares [member] | Goldenmare Limited [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding	10,000
Par value per share	$ 0.001
Issuance of Class B preferred shares	$ 130
Voting Rights		As of June 30, 2021, Goldenmare Limited owns 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders.
Number of shares in entity held by entity or by its subsidiaries or associates		10,300